SEGMENT INFORMATION - Financial Information Table (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Sales			$ 11,915	$ 12,222	$ 11,497
Costs Applicable to Sales	[1]		6,468	5,435	5,014
Depreciation and amortization			2,185	2,323	2,300
Advanced Projects, Research and Development and Exploration			460	363	309
Income (loss) before income and mining tax and other items			(51)	1,108	3,143
Total Assets			38,482	40,564	41,369
Capital Expenditures			2,190	1,693	1,339
Additional disclosures
Increase (decrease) in accrued capital expenditures			59	11	37
Consolidated capital expenditures on a cash basis			2,131	1,653	1,302
Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			6,468	5,435	5,014
Tanami
Additional disclosures
Accrued costs				29
Operating Segments | CC&V
Segment Information
Sales			333	396	478
Depreciation and amortization			71	66	80
Advanced Projects, Research and Development and Exploration			11	18	15
Income (loss) before income and mining tax and other items			(527)	64	129
Total Assets			286	777	755
Capital Expenditures			44	42	41
Operating Segments | CC&V | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			241	238	245
Operating Segments | Red Lake
Segment Information
Sales					67
Depreciation and amortization					2
Advanced Projects, Research and Development and Exploration					1
Income (loss) before income and mining tax and other items					20
Total Assets					0
Capital Expenditures					4
Operating Segments | Red Lake | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales					45
Operating Segments | Musselwhite
Segment Information
Sales			305	277	180
Depreciation and amortization			79	80	62
Advanced Projects, Research and Development and Exploration			8	7	7
Income (loss) before income and mining tax and other items			23	30	(40)
Total Assets			1,294	1,317	1,324
Capital Expenditures			54	39	58
Operating Segments | Musselwhite | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			195	157	117
Operating Segments | Porcupine
Segment Information
Sales			504	517	566
Depreciation and amortization			104	91	109
Advanced Projects, Research and Development and Exploration			14	17	17
Income (loss) before income and mining tax and other items			(329)	121	171
Total Assets			1,401	1,572	1,565
Capital Expenditures			152	68	43
Operating Segments | Porcupine | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			281	269	244
Operating Segments | Eleonore
Segment Information
Sales			391	446	371
Depreciation and amortization			115	139	109
Advanced Projects, Research and Development and Exploration			5	5	5
Income (loss) before income and mining tax and other items			4	60	47
Total Assets			1,010	1,062	1,115
Capital Expenditures			60	46	43
Operating Segments | Eleonore | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			266	237	181
Operating Segments | Penasquito
Segment Information
Sales			2,189	2,634	1,886
Depreciation and amortization			427	521	451
Advanced Projects, Research and Development and Exploration			19	8	3
Income (loss) before income and mining tax and other items			403	979	544
Total Assets			6,430	6,561	6,824
Capital Expenditures			183	144	127
Operating Segments | Penasquito | Profit-Sharing Agreement
Segment Information
Costs Applicable to Sales		$ 70
Operating Segments | Penasquito | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			1,306	1,059	785
Operating Segments | Penasquito | Penasquito - Gold
Segment Information
Sales			1,006	1,250	894
Depreciation and amortization			148	201	168
Operating Segments | Penasquito | Penasquito - Gold | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			442	395	286
Operating Segments | Penasquito | Penasquito - Silver
Segment Information
Sales			549	651	510
Depreciation and amortization			151	169	117
Operating Segments | Penasquito | Penasquito - Silver | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			454	332	201
Operating Segments | Penasquito | Penasquito - Lead
Segment Information
Sales			133	172	134
Depreciation and amortization			32	39	45
Operating Segments | Penasquito | Penasquito - Lead | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			94	76	77
Operating Segments | Penasquito | Penasquito - Zinc
Segment Information
Sales			501	561	348
Depreciation and amortization			96	112	121
Operating Segments | Penasquito | Penasquito - Zinc | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			316	256	221
Operating Segments | Merian Gold Project
Segment Information
Sales			723	780	822
Depreciation and amortization			80	98	102
Advanced Projects, Research and Development and Exploration			21	11	11
Income (loss) before income and mining tax and other items			249	328	375
Total Assets			923	952	993
Capital Expenditures			56	47	42
Operating Segments | Merian Gold Project | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			369	326	328
Operating Segments | Cerro Negro
Segment Information
Sales			508	480	404
Depreciation and amortization			148	137	139
Advanced Projects, Research and Development and Exploration			25	9	4
Income (loss) before income and mining tax and other items			(451)	68	8
Total Assets			1,659	2,183	2,139
Capital Expenditures			132	108	49
Operating Segments | Cerro Negro | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			283	243	166
Operating Segments | Yanacocha
Segment Information
Sales			451	471	593
Depreciation and amortization			95	111	123
Advanced Projects, Research and Development and Exploration			22	18	12
Income (loss) before income and mining tax and other items			(612)	(1,552)	(165)
Total Assets			2,225	1,735	1,832
Capital Expenditures			439	171	111
Operating Segments | Yanacocha | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			313	232	345
Operating Segments | Boddington
Segment Information
Sales			1,763	1,507	1,376
Depreciation and amortization			152	122	121
Advanced Projects, Research and Development and Exploration			7	8	3
Income (loss) before income and mining tax and other items			779	627	526
Total Assets			2,264	2,261	2,238
Capital Expenditures			72	174	160
Operating Segments | Boddington | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			833	750	686
Operating Segments | Boddington | Boddington - Gold
Segment Information
Sales			1,447	1,212	1,221
Depreciation and amortization			118	99	102
Operating Segments | Boddington | Boddington - Gold | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			652	607	579
Operating Segments | Boddington | Boddington - Copper
Segment Information
Sales			316	295	155
Depreciation and amortization			34	23	19
Operating Segments | Boddington | Boddington - Copper | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			181	143	107
Operating Segments | Tanami
Segment Information
Sales			878	879	871
Depreciation and amortization			101	100	102
Advanced Projects, Research and Development and Exploration			28	24	16
Income (loss) before income and mining tax and other items			422	466	442
Total Assets			1,585	1,334	1,095
Capital Expenditures			343	304	212
Operating Segments | Tanami | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			328	278	251
Operating Segments | Ahafo
Segment Information
Sales			1,023	864	853
Depreciation and amortization			167	143	145
Advanced Projects, Research and Development and Exploration			26	22	22
Income (loss) before income and mining tax and other items			267	269	278
Total Assets			2,619	2,425	2,224
Capital Expenditures			268	213	120
Operating Segments | Ahafo | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			566	425	375
Operating Segments | Akyem
Segment Information
Sales			749	680	671
Depreciation and amortization			141	120	120
Advanced Projects, Research and Development and Exploration			14	10	9
Income (loss) before income and mining tax and other items			257	284	291
Total Assets			998	990	1,000
Capital Expenditures			34	66	27
Operating Segments | Akyem | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			334	261	234
Operating Segments | Nevada Gold Mines
Segment Information
Sales			2,098	2,291	2,359
Depreciation and amortization			471	550	579
Advanced Projects, Research and Development and Exploration			32	30	42
Income (loss) before income and mining tax and other items			434	818	700
Total Assets			7,419	7,584	7,753
Capital Expenditures			308	234	241
Operating Segments | Nevada Gold Mines | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			1,153	960	1,012
Corporate and Other
Segment Information
Sales			0	0	0
Depreciation and amortization			34	45	56
Advanced Projects, Research and Development and Exploration			228	176	142
Income (loss) before income and mining tax and other items			(970)	(1,454)	(183)
Total Assets			8,369	9,811	10,512
Capital Expenditures			45	37	61
Corporate and Other | Costs applicable to sales, excluding Depreciation, Exploration and Remediation Expense
Segment Information
Costs Applicable to Sales			$ 0	$ 0	$ 0

[1]	Excludes Depreciation and amortization and Reclamation and remediation.